Related Party Transactions - Summary of Collateral Received From Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KB Star Office Private Real Estate Investment Trust No.1 | Real estate
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision of guarantees or collateral to entity, related party transactions	₩ 13,000	₩ 13,000
Incheon Bridge Co., Ltd.
Details Of Collateral Received From Related Parties Line Items [Line Items]
senior collateral	611,000
subordinated collateral	384,800
certificate of credit guarantee	400,000
Key management | Time deposits and others
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision of guarantees or collateral to entity, related party transactions	745	213
Key management | Real estate
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision of guarantees or collateral to entity, related party transactions	₩ 5,176	₩ 4,356